Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown and the movement of the investments held in associates for 2021 and 2020:

Investments in associates	2021	2020
Initial balance	116,614	139,925
Share of profit	12,304	510
Distributions	(36,877)	(23,703)
Acquisitions	202,345	-
Others (incl. currency translation differences)	195	(118)
Final balance	294,581	116,614

Breakdown of investments held in associates
The tables below shows a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2021 and 2020 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (*)	49.00	459,037	13,511	-	62,387	10,259	104,461	34,216	32,806	195,952
Windlectric Inc (**)	30.00	310,751	11,036	-	207,404	38,126	24,008	10,442	152	41,911
Myah Bahr Honaine, S.P.A.(***)	25.50	151,830	59,020	51,721	18,142	3,293	53,450	33,935	24,899	38,922
Pemcorp SAPI de CV (****)	30.00	127,892	117,083	146,931	101,439	2,925	40,166	6,561	(6,522)	15,358
Pectonex, R.F. Proprietary Limited	50.00	2,356	-	-	-	1	-	(186)	(186)	1,495
Evacuación Valdecaballeros, S.L.	57.16	17,185	976	-	15,022	156	938	(63)	(93)	923
Evacuación Villanueva del Rey, S.L	40.02	2,637	63	-	1,601	172	-	59	-	-
ABY Infraestructuras S.L.U.	20.00	238	46	-	-	5	-	(54)	(54)	21
As of December 31, 2021										294,581

Company	% Shares	Non- current assets	Current assets	Project Debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/loss	Net profit/ (loss)	Investment under the equity method
Windlectric Inc (**)	30.00	316,251	7,299	-	216,765	31,403	23,663	10,451	(493)	59,116
Myah Bahr Honaine, S.P.A.(***)	25.50	165,688	57,808	63,356	17,617	3,636	50,739	30,519	12,402	39,204
Pemcorp SAPI de CV (****)	30.00	127,429	121,468	154,937	104,893	3,190	28,832	3,068	(6,237)	15,514
Pectonex, R.F. Proprietary Limited	50.00	2,743	-	-	-	1	-	(168)	(168)	1,587
Evacuación Valdecaballeros, S.L.	57.16	19,531	1,130	-	16,721	646	853	(167)	(194)	976
Evacuación Villanueva del Rey, S.L	40.02	3,201	134	-	1,861	257	-	52	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	468,131	156,528	-	604,986	25,773	80,240	17,415	1,615	30
ABY Infraestructuras S.L.U.	20.00	135	84	-	-	63	-	(53)	(53)	17
Other renewable energy joint ventures (*****)	50.00	323	210	-	-	19		(66)	(66)	169
As of December 31, 2020										116,614